Property and equipment	12 Months Ended
Dec. 31, 2021
Property and equipment
Property and equipment

7. Property and equipment

			Factory,
			Office, Other
		Technical	Equipment and
		Equipment and	Leasehold	Assets Under
in EUR	Buildings	Machines	Improvements	Construction	Total
Cost
Balance at January 1, 2020	11,930,665	13,017,527	4,009,004	413,141	29,370,337
Additions	824,613	553,733	646,934	1,722,258	3,747,538
Transfers	—	11,966	—	(11,966)	—
Disposals	—	(53,019)	—	—	(53,019)
Foreign currency effect	(202,521)	(90,064)	(25,766)	(1,735)	(320,086)
Balance at December 31, 2020	12,552,757	13,440,143	4,630,172	2,121,698	32,744,770

Additions	3,099,403	1,645,503	1,455,496	2,605,201	8,805,603
Transfers	—	4,306,247	24,645	(4,330,892)	—
Acquisition of a subsidiary	—	2	70,531	—	70,533
Disposals	(85,605)	(348,494)	(278,460)	(1)	(712,560)
Foreign currency effect	79,384	227,601	64,942	(1,135)	370,792
Balance at December 31, 2021	15,645,939	19,271,001	5,967,327	394,871	41,279,138
Accumulated depreciation
Balance at January 1, 2020	(1,805,706)	(6,413,882)	(2,574,482)	—	(10,794,069)
Depreciation charge for the year	(1,817,745)	(2,872,934)	(427,183)	(14,744)	(5,132,605)
Disposals	—	17,513	—	—	17,513
Balance at December 31, 2020	(3,623,451)	(9,269,302)	(3,001,665)	(14,744)	(15,909,161)
Depreciation charge for the year	(2,160,175)	(1,622,416)	(583,348)	—	(4,365,939)
Disposals	—	347,584	179,058	—	526,642
Balance at December 31, 2021	(5,783,626)	(10,544,134)	(3,405,955)	(14,744)	(19,748,458)
Carrying amounts
At January 1, 2020	10,124,960	6,603,646	1,434,522	413,140	18,576,268
At December 31, 2020	8,929,306	4,170,841	1,628,508	2,106,954	16,835,608
At December 31, 2021	9,862,313	8,726,867	2,561,371	380,128	21,530,680

There have been no impairment losses or reversals of impairment in 2021 or 2020.

Refer to Note 17 for the amount of Right-of-use assets included in property and equipment.